Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Financial assets and liabilities
Note 18. Financial assets and liabilities
18.1 Borrowings

	As of December 31, 2024	As of December 31, 2023
Noncurrent
Borrowings	1,402,343	554,832

Total noncurrent	1,402,343	554,832

Current
Borrowings	46,224	61,223

Total current	46,224	61,223

Total Borrowings	1,448,567	616,055

Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2024	As of December 31, 2023
Fixed interest
Less than 1 year	45,381	60,373
From 1 to 2 years	185,356	81,900
From 2 to 5 years	404,395	392,550
Over 5 years	787,592	55,382

Total	1,422,724	590,205
Variable interest
Less than 1 year	843	850
From 1 to 2 years	25,000	—
From 2 to 5 years	—	25,000
Over 5 years	—	—

Total	25,843	25,850

Total Borrowings	1,448,567	616,055

See Note 18.5.2 for information on the fair value of the borrowings.

The carrying amount of borrowings as of December 31, 2024 and 2023 of the Company through its subsidiary Vista Argentina, is as follows:

Company	Execution date	Currency	Principal	Interest	Annual rate		Maturity date	As of December 31, 2024		As of December 31, 2023
Santander International	January, 2021	USD	11,700	Fixed	1.80%		January, 2026	68	(1)	68	(1)
Santander International	July, 2021	USD	43,500	Fixed	2.05%		July, 2026	79	(1)	79	(1)
Santander International	January, 2022	USD	13,500	Fixed	2.45%		January, 2027	28	(1)	28	(1)
ConocoPhillips Company	January, 2022	USD	25,000	Variable	SOFR + 2.01	(2) %	September, 2026	25,843		25,850
Citibank N.A.	April, 2024	USD	45,000	Fixed	5.00%		April, 2026	20,009		—
Banco Patagonia S.A.	July, 2024	USD	548	Fixed	11.00%		January, 2025	144		—

					Total			46,171		26,025

(1)	As of December 31, 2024 and 2023, it includes 24,350 of collateralized capital. The carrying amount corresponds to interest.
(2)	Secured Overnight Financing Rate (“SOFR”).
Moreover, Vista Argentina issued ON, under the name “
Programa de Notas
” approved by CNV. The following chart shows the carrying amount of ON as of December 31, 2024 and 2023:

Instrument	Execution date	Currency	Principal		Interest	Annual rate	Maturity date	As of December 31, 2024		As of December 31, 2023
ON VI	December, 2020	USD-linked (1)	10,000		Fixed	3.24%	December, 2024	—		9,997
ON XI	August, 2021	USD-linked (1)	9,230		Fixed	3.48%	August, 2025	—	(2)	9,231
ON XII	August, 2021	USD-linked (1)	100,769		Fixed	5.85%	August, 2031	97,467		102,556
ON XIII	June, 2022	USD	43,500		Fixed	6.00%	August, 2024	—		43,458
ON XIV	November, 2022	USD	40,511		Fixed	6.25%	November, 2025	—	(2)	36,484
ON XV	December, 2022	USD	13,500		Fixed	4.00%	January, 2025	13,539		13,476
ON XVI	December, 2022	USD-linked (1)	63,450		Fixed	0.00%	June, 2026	63,429		63,231
	May, 2023	USD-linked (1)	40,785	(3)	Fixed	0.00%	June, 2026	40,525		40,525
ON XVII	December, 2022	USD-linked (1)	39,118		Fixed	0.00%	December, 2026	37,805	(4)	38,948
ON XVIII	March, 2023	USD-linked (1)	118,542		Fixed	0.00%	March, 2027	115,657	(4)	117,979
ON XIX	March, 2023	USD-linked (1)	16,458		Fixed	1.00%	March, 2028	16,414		16,396
ON XX	June, 2023	USD	13,500		Fixed	4.50%	July, 2025	13,477		13,357
ON XXI	August, 2023	USD-linked (1)	70,000		Fixed	0.99%	August, 2028	67,170	(4)	69,749
ON XXII	December, 2023	USD	14,669		Fixed	5.00%	June, 2026	14,657		14,643
ON XXIII	March, 2024	USD	60,000		Fixed	6.50%	March, 2027	40,569	(4)	—
	May, 2024	USD	32,203		Fixed	6.50%	March, 2027	32,722		—
ON XXIV	May, 2024	USD	46,562		Fixed	8.00%	May, 2029	46,860		—
ON XXV	July, 2024	USD-linked (1)	53,195		Fixed	3.00%	July, 2028	53,111		—
ON XXVI	October, 2024	USD	150,000		Fixed	7.65%	October, 2031	151,573		—
ON XXVII	December, 2024	USD	600,000		Fixed	7.63%	December, 2035	597,421	(5)	—

							Total	1,402,396		590,030

							Total Borrowings	1,448,567		616,055

(1)	Subscribed in USD, payable in ARS at the exchange rate applicable on maturity date.

(2)	As of December 31, 2024 the Company pre-settled ON XI and XIV.
(3)
On May 29, 2023, the Company settled ON VII by: (i) issuing additional ON XVI for 40,785 (which generated no cash flows); and (ii) paid remind principal and interest. The Company recognized 819 related to the loss from the issuance of the swap mentioned (Note 1
1
.3).

(4)	The carrying amounts of ONs XVII; XVIII; XXI and XXIII include 1,200, 2,500, 2,650 and 20,000, respectively, of ONs repurchased by the Company.
(5)	See Note 1.2.1.
As of December 31, 2024, certain Vista Argentina’s ON contains covenants that will limit its ability to, among other things: (i) incur additional indebtedness and guarantee indebtedness; (ii) pay dividends or make other distributions or repurchase or redeem our capital stock; (iii) prepay, redeem or repurchase certain debt; (iv) make loans and investments; (v) enter into agreements that restrict its subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vi) incur or permit to exist certain Liens; (vii) sell, transfer or otherwise dispose of assets; (viii) enter into sale and lease-back transactions; (ix) enter into transactions with affiliates; and (x) consolidate, amalgamate, merge.
With respect to the limitation on incurrence of indebtedness, Vista Argentina will not, and will not permit any of its subsidiaries, if any, to, directly or indirectly, incur any indebtedness. The company or any of its subsidiaries may incur indebtedness if, at the time of and immediately after giving pro forma effect to the incurrence thereof and the application of the net proceeds therefrom:

(i)
its Net Leverage Ratio (“NLR”) would not exceed 3.50. The NLR is calculated as the proportion of (a) Net debt (Borrowings and Lease liabilities minus Cash, bank balances and other short-term investments) to (b) EBITDA (“Earnings Before Interest, Tax, Depreciation and Amortization”);

(ii)	its Interest Coverage ratio (“ICR”) would not be less than 2.00. The ICR is calculated as the proportion of (a) EBITDA to (b) interest expenses for the year.
All of the financial ratios and limitations described above will no longer apply if (i) the ON have an Investment Grade Rating from at least two Rating Agencies and (ii) no event of default has occurred and is continuing.
As of December 31, 2024, Vista Argentina has been in compliance with all the covenants of its ON.
See Note 33 for information on subsequent borrowings events.
On October 29, 2024, Vista Argentina increased the amount of the “
Programa de Notas
”, approved by CNV for a total principal up to 3,000,000 or its equivalent in other currencies.
18.2 Changes in liabilities from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2024	As of December 31, 2023
Amounts at beginning of year	616,055	549,332
Proceeds from borrowings (1)	1,320,897	358,954
Payment of borrowings principal (1)	(470,351)	(252,284)
Payment of borrowings interest	(53,897)	(22,993)
Payment of borrowings cost	(7,631)	(1,779)
Borrowings interest (2) (Note 11.2)	62,499	21,879
Amortized cost (2) (Note 11.3)	1,649	1,810
Remeasurement in borrowings (2) (3) (Note 11.3)	—	72,044
Changes in foreign exchange rate (2)	(20,654)	(111,727)
Other financial expense (2) (Note 11.3)	—	819

Amounts at end of year	1,448,567	616,055

(1)	As of December 31, 2023, proceeds from borrowings and payments of borrowings principal include 40,785 related to the ON swapping mentioned in Note 18.1. These transactions did not generate cash flows.
(2)	These transactions did not generate cash flows.
(3)	Related to ON VIII and X, which amounts were in UVA and adjusted by CER. As of December 31, 2023, they were pre- settled by the Company.

18.3 Warrants
Along with the issuance of Series A ordinary shares in the Initial Public Offering (“IPO”), the Company placed 65,000,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “Series A warrants.”). Under those terms they expired on April 4, 2023, or earlier if after the exercise option the closing price of a Series A share is equal to or higher than the price equal to USD 18.00 during 20 trading days within a
30-day
trading, and the Company opts for the early termination of the exercise term. Should the Company opt for the early termination, it will be entitled to declare that Series A warrants will be exercised “with no payment in cash.” Should the Company opt for the exercise with no payment in cash, the holders of Series A warrants that choose to exercise the option should deliver and receive a variable number of Series A shares resulting from the formula established in the deed of issue of warrants that captures the average of the equivalent in USD of the closing price of Series A shares during a
10-day
period.
Almost at the same time, the Company’s promoters purchased 29,680,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 USD/share (the “warrants”) for 14,840 in a private placement made at the same time as the IPO closing in Mexico. Warrants are identical and fungible with Series A warrants; however, the former could have differences regarding the early termination and may be exercised for cash or no cash for a variable number of Series A shares at the discretion of the Company’s promoters or authorized assignees. If warrants are held by other persons, then they will be exercised on the same basis as the other securities.
The warrants exercise period began on August 15, 2018.
On February 13, 2019, the Company completed the sale of 5,000,000 warrants for the purchase of a third of Series A ordinary shares in agreement with the forward purchase agreement and certain subscription commitment at an exercise price of 11.50 USD/share (the “warrants”).
On October 4, 2022 the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” - the “Warrants”), approved the amendments to the warrant indenture and the global certificate that covers such Warrants, by means of which a cashless exercise mechanism was implemented that entitles the holders, to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned.
As of October 4, 2022, the liability for warrants was settled for 32,894, an amount equal to the 3,215,483 Series “A” shares and was recognized under “Other equity instruments
” (Note 18.5.1 and 21.1).
Thus, as of December 31, 2023, and 2022, a total of 1,176,811 and 2,038,643 Series A shares were issued, respectively. They have no nominal value (Note 21.1).
As of the date of these consolidated financial statements, there are no optional stocks pending to be exercised or outstanding.
18.4 Financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Trade and other receivables (Note 17)	1,654	—	1,654

Total noncurrent financial assets	1,654	—	1,654

Cash, bank balances and other short-term investments (Note 20)	119,841	124,065	243,906
Trade and other receivables (Note 17)	121,099	—	121,099

Total current financial assets	240,940	124,065	365,005

As of December 31, 2024	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Liabilities
Borrowings (Note 18.1)	1,402,343	—	1,402,343
Lease liabilities (Note 15)	37,638	—	37,638

Total noncurrent financial liabilities	1,439,981	—	1,439,981

Borrowings (Note 18.1)	46,224	—	46,224
Trade and other payables (Note 26)	487,186	—	487,186
Lease liabilities (Note 15)	58,022	—	58,022

Total current financial liabilities	591,432	—	591,432

As of December 31, 2023	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Assets
Plan assets (Note 23)	—	5,438	5,438
Trade and other receivables (Note 17)	3,284	—	3,284

Total noncurrent financial assets	3,284	5,438	8,722

Cash, bank balances and other short-term investments (Note 20)	35,292	156,163	191,455
Trade and other receivables (Note 17)	76,171	—	76,171

Total current financial assets	111,463	156,163	267,626

Liabilities
Borrowings (Note 18.1)	554,832	—	554,832
Lease liabilities (Note 15)	35,600	—	35,600

Total noncurrent financial liabilities	590,432	—	590,432

Borrowings (Note 18.1)	61,223	—	61,223
Trade and other payables (Note 26)	205,055	—	205,055
Lease liabilities (Note 15)	34,868	—	34,868

Total current financial liabilities	301,146	—	301,146

Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2024:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	4,535	—	4,535
Interest expense (Note 11.2)	(62,499)	—	(62,499)
Amortized cost (Note 11.3)	(1,649)	—	(1,649)
Net changes in foreign exchange rate (Note 11.3)	(453)	—	(453)
Discount of assets and liabilities at present value (Note 11.3)	933	—	933
Changes in the fair value of financial assets (Note 11.3)	—	14,120	14,120
Interest expense on lease liabilities (Note 11.3)	(3,093)	—	(3,093)
Discount for well plugging and abandonment (Note 11.3)	(1,312)	—	(1,312)
Other (Note 11.3)	14,855	—	14,855

Total	(48,683)	14,120	(34,563)

For the year ended December 31, 2023:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	1,235	—	1,235
Interest expense (Note 11.2)	(21,879)	—	(21,879)
Amortized cost (Note 11.3)	(1,810)	—	(1,810)
Net changes in foreign exchange rate (Note 11.3)	18,458	—	18,458
Discount of assets and liabilities at present value (Note 11.3)	2,137	—	2,137
Changes in the fair value of financial assets (Note 11.3)	—	19,437	19,437
Interest expense on lease liabilities (Note 11.3)	(2,894)	—	(2,894)
Discount for well plugging and abandonment (Note 11.3)	(2,387)	—	(2,387)
Remeasurement in borrowings (Note 11.3)	(72,044)	—	(72,044)
Other (Note 11.3)	(26,381)	—	(26,381)

Total	(105,565)	19,437	(86,128)

For the year ended December 31, 2022:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value	Total financial assets/liabilities
Interest income (Note 11.1)	809	—	809
Interest expense (Note 11.2)	(28,886)	—	(28,886)
Amortized cost (Note 11.3)	(2,365)	—	(2,365)
Changes in the fair value of warrants (Note 11.3)	—	(30,350)	(30,350)
Net changes in foreign exchange rate (Note 11.3)	33,263	—	33,263
Discount of assets and liabilities at present value (Note 11.3)	(2,561)	—	(2,561)
Changes in the fair value of financial assets (Note 11.3)	—	(17,599)	(17,599)
Interest expense on lease liabilities (Note 11.3)	(1,925)	—	(1,925)
Discount for well plugging and abandonment (Note 11.3)	(2,444)	—	(2,444)
Remeasurement in borrowings (Note 11.3)	(52,817)	—	(52,817)
Other (Note 11.3)	9,242	—	9,242

Total	(47,684)	(47,949)	(95,633)

18.5 Fair value
This note includes information on the Company’s method for assessing the fair value of its financial assets and liabilities.
18.5.1 Fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis
The Company classifies the measurements at fair value of financial instruments using a fair value hierarchy, which shows the relevance of the variables applied to carry out these measurements. The fair value hierarchy has the following levels:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

•	Level 2: data other than the quoted prices included in Level 1 that are observable for assets or liabilities, either directly (that is prices) or indirectly (that is derived from prices);

•	Level 3: data on the asset or liability that are based on information that cannot be observed in the market (that is, non-observable data).

The following chart shows the Company’s financial assets measured at fair value as of December 31, 2024 and 2023:

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short-term investments	124,065	—	—	124,065

Total assets	124,065	—		124,065

As of December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Plan assets	5,438	—	—	5,438
Short-term investments	156,163	—	—	156,163

Total assets	161,601	—	—	161,601

The value of financial instruments traded in active markets is based on quoted market prices as of the date of these accompanying consolidated financial statements. A market is considered active when quoted prices are available regularly through a stock exchange, a broker, a specific sector entity or regulatory agency, and these prices reflect regular and current market transactions between parties at arm’s length. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in Level 1.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. These valuation techniques maximize the use of observable market data, when available, and minimize the use of Company’s specific estimates. Should all significant variables used to establish the fair value of a financial instrument be observable, the instrument is included in Level 2.
Should one or more variables used in determining the fair value not be observable in the market, the financial instrument is included in Level 3.
There were no transfers between Level 1, Level 2 and Level 3 from December 31, 2023, through December 31, 2024.
As of December 31, 2022, the fair value of warrants was determined using the Black & Scholes model considering the expected volatility of the Company’s ordinary shares upon estimating the future volatility of Company share price. The risk-free interest rate for the expected useful life of warrants was based on the available return of benchmark government bonds with an equivalent remainder term upon the grant. The expected life was based on the contractual terms.
The Company settled the financial liabilities for warrants as of December 31, 2022.
Reconciliation of level 3 measurements at fair value:

As of December 31, 2022

Amounts at beginning of year	2,544
Changes in the fair value of warrants (Note 11.3)	30,350
Other equity instruments (Note 18.3)	(32,894)

Amounts at end of year	—

18.5.2 Fair value of financial assets and liabilities that are not measured at fair value (but require fair value disclosures)
Except for the information included in the following chart, the Company considers that the carrying amounts of financial assets and liabilities recognized in the consolidated financial statements approximate to its fair values, as explained in the related notes.

As of December 31, 2024	Carrying amount	Fair value	Level
Liabilities
Borrowings	1,448,567	1,391,352	2

Total liabilities	1,448,567	1,391,352

As of December 31, 2023	Carrying amount	Fair value	Level
Liabilities
Borrowings	616,055	516,699	2

Total liabilities	616,055	516,699

18.6 Risk management objectives and policies concerning financial instruments
18.6.1 Financial risk factors
The Company’s activities are exposed to several financial risks: market risk (including exchange rate risk, price risk and interest risk), credit risk and liquidity risk.
Financial risk management is included in the Company’s global policies, and it adopts a comprehensive risk management policy focused on tracking risks affecting the entire Company. This strategy aims at striking a balance between profitability targets and risk exposure levels. Financial risks are derived from the financial instruments to which the Company is exposed during period-end
or as of every
year-end.
The Company’s financial department controls financial risk by identifying, assessing and covering financial risks. The risk management systems and policies are reviewed regularly to show the changes in market conditions and the Company’s activities. This section includes a description of the main risks and uncertainties, which may adversely affect the Company’s strategy, performance, operational results and financial position.
18.6.1.1 Market risk
(i)
Exchange rate risk
The Company’s financial position and results of operations are sensitive to exchange rate changes between USD and ARS. As of December 31, 2024 and 2023, the Company performed foreign exchange currency transactions and the impact in the results of the year is recognized in the consolidated statement of profit or loss in “Other financial income (expense)”.
Most Company revenues are denominated in USD, or the changes in sales follow the changes in USD listed price.
During the years ended December 31, 2024, and 2023, ARS depreciated by about 28% and 356%, respectively.
The following chart shows the sensitivity to a modification in the exchange rate of ARS to USD while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the USD, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2024	As of December 31, 2023
Changes in exchange rate	+/- 10%	+/- 10%
Effect on profit or loss before income taxes	38,108 / (38,108)	658 / (658)
Effect on equity before income taxes	38,108 / (38,108)	658 / (658)
Inflation in Argentina
As of December 31, 2024, and 2023, the 3 year cumulative inflation rate stood at about 1,219%, and 814%, respectively.
For the years ended December 31, 2024 and 2023, the inflation rate was 117.8% and 211.4%, respectively.
(ii)
Price risk
The Company’s investments in financial assets classified “at fair value through profit or loss” are sensitive to the risk of changes in market prices derived from uncertainties on the future value of these financial assets.
The Company estimates that provided that the remainder variables remain constant, a revaluation (devaluation) of each market price detailed below will give rise to the following increase (decrease) in profit (loss) for the year before taxes in relation to the financial assets at fair value through profit or loss detailed in Note 18.5 to the consolidated financial statements:

	As of December 31, 2024	As of December 31, 2023
Changes in Argentine government bonds	+/- 10%	+/- 10%
Effect on profit before income tax	869 / (869)	374 / (374)
Changes in mutual funds	+/- 10%	+/- 10%
Effect on profit before income tax	11,537 / (11,537)	15,243 / (15,243)
(iii)
Interest rate risk
The purpose of interest rate risk management is to minimize finance costs and limit the Company’s exposure to interest rate increases.
For the years ended December 31, 2024, 2023 and 2022 the average interest rate for borrowings in ARS was 41.98%, 3.37% and 41.42%, respectively.
Variable-rate indebtedness exposes the Company’s cash flows to interest rate risk due to potential volatility. Fixed-rate indebtedness exposes the Company to interest rate risk on the fair value of its liabilities as they could be considerably higher than variable rates. As of December 31, 2024, and 2023, about 2% and 4% of indebtedness was subject to variable interest rates, respectively.
For the years ended December 31, 2024, 2023 and 2022 the variable interest rate of borrowings denominated in USD stood at 7.42%, 9.32% and 4.55% respectively.
For the year ended December 31, 2022, the variable rate of borrowings denominated in ARS stood at 36.31%.
The Company expects to lessen its interest rate exposure by analyzing and assessing (i) the different sources of liquidity available in domestic and international financial and capital markets (if available); (ii) alternative (fixed or variable) interest rates, currencies and contractual terms available for companies in a sector, industry and risk similar to the Company’s; and (iii) the availability, access and cost of interest rate hedge contracts. Hence, the Company assesses the impact on profit or loss of each strategy on the obligations that represent the main positions to the main interest-bearing positions.

The Company considers that the risk of an increase in interest rates is low; therefore, it does not expect substantial debt risk.
For the years ended December 31, 2024 and 2023, the Company did not use derivative financial instruments to mitigate interest rate risks.
18.6.1.2 Credit risk
The Company establishes credit limits according to Management definitions based on internal or external ratings. It performs ongoing credit assessments on the customers’ financial capacity, which minimizes the potential risk of doubtful accounts. The customer’s credit risk is managed according to the Company’s procedures and controls. Pending accounts receivable are monitored on a regular basis.
Credit risk represents the exposure to potential losses from customer noncompliance with the obligations assumed. This risk is mainly derived from economic and financial factors.
The Company established a reserve for expected credit losses that represents the best estimate of potential losses related to trade and other receivables.
The Company has the following credit risk concentration with respect to its interest in all receivables as of December 31, 2024, and 2023, and revenue per year.

	As of December 31, 2024	As of December 31, 2023
Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	28%	41%
ENAP Refinerías S.A.	28%	18%
PEMEX	15%	21%

	For the year ended December 31, 2024	For the year ended December 31, 2023
Percentages to revenue from contracts with customers per product:
Crude oil
Raizen Argentina S.A.	25%	24%
Trafigura	20%	16%
Trafigura Pte LTD	19%	16%
ENAP Refinerías S.A.	15%	7%
Valero Marketing and Supply Company	-%	10%
Repsol Trading USA Corp.	-%	10%
Natural gas
Cinergia Chile S.p.a	28%	30%
CAMMESA	13%	8%
No other individual customer has an interest in total trade receivables or revenue exceeding 10% for the years reported.
The Company keeps no securities as insurance. It assesses risk concentration with respect to trade and other receivables as high because its customers are concentrated as detailed below.

Below is the information on the credit risk exposure of the Company’s trade receivables (Note 17):

As of December 31, 2024	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of oil and gas accounts receivable	74,391	2,960	41	77,392
Expected credit losses	—	—	(41)	(41)

Net amount at default of oil and gas accounts receivable				77,351

As of December 31, 2023	To fall due	Less than 90 days	More than 90 days	Total
Gross amount at default of o il and gas accounts receivable	57,873	1,914	52	59,839
Expected credit losses	—	—	(52)	(52)

Net amount at default of o il and gas accounts receivable				59,787

The credit risk of mutual funds and other financial investments is limited since the counterparties are banks with high credit ratings. If there are no independent risk ratings, the risk control area assesses the customer’s solvency based on prior experiences and other factors.
18.6.1.3 Liquidity risk
Liquidity risk is related to the Company’s capacity to finance its commitments and carry out its business plans with stable financial sources, indebtedness level and the maturity profile of the financial payable. The Company’s Finance department makes cash flow projections.
The Company supervises the updated projections on liquidity requirements to ensure the sufficiency of cash and liquid financial instruments to meet operating needs. These projections consider the plans to finance if applicable, external regulatory or legal requirements, such as, for example, restrictions in the use of foreign currency.
Excess cash flow and the amounts above the working capital requirement are managed by the Finance department that mainly invests the surplus in mutual funds and money market funds by choosing instruments with timely due dates and currencies and proper credit quality and liquidity to provide sufficient margin according to the aforementioned projections.
The Company diversifies its sources of funding between banks and capital markets and is exposed to refinancing risk upon expiry.
Below is the assessment of the Company’s liquidity risk as of December 31, 2024, and 2023:

	As of December 31, 2024	As of December 31, 2023
Current assets	1,052,271	425,904
Current liabilities	1,057,754	359,386

Liquidity index	0.994	1.185

The following table includes an analysis of the Company’s financial liabilities grouped according to their maturity dates and considering the remainder period until contractual expiry date as from the date of the financial statements.
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2024	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	545,208	46,224	591,432
From 1 to 2 years	14,453	210,356	224,809
From 2 to 5 years	17,310	404,395	421,705
Over 5 years	5,875	787,592	793,467

Total	582,846	1,448,567	2,031,413

As of December 31, 2023	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	239,923	61,223	301,146
From 1 to 2 years	11,898	81,900	93,798
From 2 to 5 years	16,120	417,550	433,670
Over 5 years	7,582	55,382	62,964

Total	275,523	616,055	891,578

18.6.1.4 Other risks
Access to the foreign exchange market in Argentina
Below is the regulatory framework established by the Central Bank of Argentina (“BCRA” by Spanish acronym) during the years ended December 31, 2024 and 2023, whereby it introduced certain restrictions and adjustments on hoarding and consumption of currencies other than the ARS, and for the acquisition of currency that may be accessed by the Company:

(i)	Communiqué “A” 7552, as supplemented
On July 21, 2022, through Communiqué “A” 7552, the BCRA set a maximum holding of 100,000 Argentine certificates of deposit (“CEDEAR” by Spanish Acronym) for parties accessing the official foreign exchange market. Through several BCRA communiqués the latest of February 10, 2025 (Communiqué “A” 8191) the following provisions are kept effective.
The entity should have a sworn statement specifying, among others, the natural or artificial persons that exert direct control; and the evidence of the day in which market access is requested, showing that in the previous 90 calendar days (a) no securities were sold, swapped, or transferred in foreign currency in Argentina; (b) no securities issued by nonresidents were acquired in Argentine pesos in Argentina; (c) no Argentine certificates of deposit that represent foreign shares, or securities representing private debt issued abroad were acquired; (d) no funds in local currency, or other local assets (except for funds in foreign currency deposited in local financial entities) were delivered to any human or artificial person, resident or not, related or not, in exchange of prior or subsequent consideration, either directly or indirectly, on its own or through a related entity, subsidiary, or parent company, external assets, crypto assets or securities deposited abroad.
The aforementioned sworn statements should be issued according to Communiqué provisions, and the Foreign Transactions and Exchange regulations.
As of the date of issuance of these financial statements, Communiqué “A” 7552, as supplemented, remains effective.

(ii)	Communiqué “A” 8137, as supplemented
On November 28, 2024, through Communiqué “A” 8137, the BCRA extended to 20 business days the term to enter into the exchange market and convert foreign currency from the collections of exports of goods and services; the proceeds from the sale of non-produced
non-financial
assets, and the reimbursements for the payments of imports made on the foreign exchange market, among others.
Also, the term for the collection of goods exported is governed by points 7.1.1.1.to 7.1.1.5, Foreign Transactions and Exchange, as revised; i.e., the maximum term set regardless of the date of collection or additional withholding.
The BCRA also established that the prepayments and
pre-
and post-financing from abroad should be entered into the foreign exchange market within 20 business days as from the date of collection or disbursement abroad. For exports falling under the scope of Presidential Decree No. 28/23, the previous is considered met when the exporter has entered into Argentina and converted into Argentine pesos on the foreign exchange market an amount not less than 80% of the countervalue of the prepayments, pre-
and post-financing, and for the portion not settled, has acquired securities in foreign currency and sold them in Argentine pesos in Argentina.

(iii)	Communiqué “A” 8035, as supplemented
On June 3, 2024, through Communiqué “A” 8035, the BCRA amends Communiqué “A” 7914 issued on December 7, 2023, and: (a) introduces some amendments to Foreign Transactions and Exchange regulations regarding access to the foreign exchange market for processing payments for imports of goods, and (b) extends the validity of the restrictions to access the foreign exchange market for certain financial payables through December 31, 2024.

(iv)	Communiqué “A” 8191, as supplemented
On February 10, 2025, through Communiqué “A” 8191, the BCRA amended Communiqué “A” 8035 introducing substantial changes to access the foreign exchange market for the payment of imports of goods and services:

-	The statement is not required to have “SALIDA” status in Argentina’s system for imports (“SIRA” by Spanish Acronym) to access the foreign exchange market .

-	Entities may access the foreign exchange market without the BCRA’s prior approval to make deferred payments for imports of goods with customs entry registration in compliance with the regulation.
Therefore, in the case of (a) petroleum oil or bituminous minerals, its related preparations and residues; (b) petroleum gases and other gaseous hydrocarbons; (c) not agglomerated bituminous coal; (d) electric power; (e) cleared imports of natural and enriched uranium and its compounds, heavy water or zirconium to be used in manufacturing energy or fuels, the entity may access the foreign exchange market without the BCRA’s prior approval.

(v)	Communiqué “A” 8118
On October 21, 2024, Communiqué “A” 8118 established that the foreign exchange market to make deferred payments for imports cleared as from that date may be accessed after 30 calendar days from customs entry registration of the goods.

(vi)	Communiqué “A” 8133
On November 21, 2024, BCRA Communiqué “A” 8133 set forth that importers may pay suppliers with own funds deposited in their local bank accounts or proceeds from their sales in foreign currency within 30 days the minimum term under Communiqué “A” 8118.
Capital goods may be paid in advance provided that own funds deposited in local bank accounts in foreign currency are used. The related documentation should be provided in the case of remaining goods. This benefit applies to goods cleared in customs as from December 13, 2024.

(vii)	Communiqué “A” 7925, as supplemented
BCRA Communiqué “A” 7925 of December 22, 2023, set the requirements for importers with outstanding payments abroad for the imports of goods or services cleared through December 12, 2023, to be able to subscribe Bonds for the Reconstruction for Free Argentina (“BOPREAL” by Spanish Acronym). These requirements were added to Communiqué “A” 8191. BCRA’s prior approval is required to access the foreign exchange market to pay payables for imports unless the transaction falls under any of the assumptions established therein.
Importers of goods and services may subscribe BOPREAL up to the amount payable for their imports. They may sell these bonds in foreign currency in Argentina or abroad up to the amount acquired in the primary subscription, without limiting their access to the foreign exchange market.
Also, Communiqué “A” 7935 set forth that as from April 1, 2024, subscribers of BOPREALs in primary biddings for payables for the import of goods and services may sell securities in foreign currency for the difference between the nominal value bid and the selling price on the secondary market obtained for the sale of BOPREALs.

(viii)	Communiqu é “ A ” 8161, as supplemented
On December 19, 2024, through Communiqué “A” 8161, the BCRA rendered void the BCRA’s prior approval required to access the clients’ foreign exchange market to pay when due compensatory interest accrued as from January 1, 2025, over the remaining original value of financial payables to related parties abroad.
It also clarified that interest due as of December 31 or punitive interest or other equivalent interest accrued as from January 1, 2025, will still require prior approval.
It also established that the rest of the provisions in points 3.3.3. and 3.5.6. concerning foreign exchange market access to settle principal and interest of trade and financial payables to creditors that are parties related to the resident debtor will remain effective as from January 1, 2025.
As of December 31, 2024 and 2023, the Company implemented the necessary actions to comply with the aforementioned communiqués and continues to monitor new changes in the regulatory framework and the impact of settling payables in currencies other than the ARS.